SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
Cash Equivalents, at Carrying Value	$ 0	$ 0
Deferred Tax Liabilities, Net	0	$ 0
Assets, Fair Value Disclosure	0
Property, Plant and Equipment, Gross	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	500,000,000	500,000,000